ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended						12 Months Ended
	Dec. 06, 2016 shares	Nov. 07, 2016 $ / shares shares	Oct. 18, 2016 Vote director	Aug. 13, 2014 USD ($) $ / shares shares	Aug. 13, 2014 CNY (¥) shares	Nov. 30, 2017 $ / shares shares	Oct. 31, 2017 $ / shares shares	Aug. 31, 2016 shares	Aug. 31, 2014 USD ($) shares	Aug. 31, 2014 CNY (¥) shares	Jun. 30, 2014 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2006 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 30, 2015 $ / shares	Aug. 13, 2014 ¥ / shares	Dec. 31, 2006 ¥ / shares
Ordinary shares
Par value (in USD or CNY per share) | $ / shares													$ 0.00005		$ 0.00005
Issuance of ordinary shares in exchange of bonds payable | ¥												¥ 1,106,227
Common stock, outstanding shares (in shares)													760,009,043		941,269,679
Ordinary shares issued as preferred stock dividends (in shares)		31,490,164
Convertible Bonds Due 2019
Ordinary shares
Percentage of principal amount of the original debt being converted						100.00%
Conversion price (in USD/share) | $ / shares																$ 1.675262
Restricted shares
Ordinary shares
Granted (in shares)												13,977,060	13,787,480
Restricted shares | Directors
Ordinary shares
Granted (in shares)								877,400
Ordinary Shares
Ordinary shares
Ordinary shares issued (in shares)														110,000,001
Par value (in USD or CNY per share) | (per share)														$ 0.00005				¥ 0.000404
Ordinary shares repurchased (in shares)				18,762,292	18,762,292
Ordinary shares repurchased (in USD or CNY per share) | (per share)				$ 1.0365													¥ 6.3779
Total consideration from repurchased ordinary shares				$ 19,448	¥ 119,664
Number of shares converted		349,087,677
Price per share (in USD/share) | $ / shares		$ 1.25
Ordinary Shares | Bonds due 2015
Ordinary shares
Issuance of ordinary shares in exchange of bonds payable									$ 27,860	¥ 171,431
Conversion to ordinary shares (in shares)									38,397,655	38,397,655
Ordinary Shares | EDC Holding
Ordinary shares
Ordinary shares issued as part of the consideration to acquire EDC Holding											88,352,558
Fair value of ordinary shares issued as part of the consideration to acquire EDC Holding | ¥											¥ 472,945
Series C
Ordinary shares
Conversion to ordinary shares (in shares)													(238,526,241)
Minimum holding of issued share capital				40.00%	40.00%
ADS
Ordinary shares
Price per share (in USD/share) | $ / shares		$ 10.00
ADS | IPO
Ordinary shares
Ordinary shares issued (in shares)		19,250,000
ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	820,735
Class A
Ordinary shares
Number of votes per share at general meetings | Vote			1
Common stock, outstanding shares (in shares)															873,679,343
Number of ADS per Class A ordinary share	8
Ordinary shares issued as preferred stock dividends (in shares)		31,490,164
Class A | Convertible Bonds Due 2019
Ordinary shares
Conversion of convertible bonds (in shares)						97,870,263
Conversion price (in USD/share) | $ / shares						$ 1.675262
Class A | IPO
Ordinary shares
Ordinary shares issued (in shares)		154,000,000
Class A | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	6,565,880
Class B
Ordinary shares
Number of votes per share at general meetings | Vote			1
Number of votes per share regarding certain matters in general meetings | Vote			20
Number of directors for simple majority | director			6
Right to nominate, number of directors | director			5
Common stock, outstanding shares (in shares)															67,590,336
Redeemable preferred shares
Ordinary shares
Conversion to ordinary shares (in shares)													(349,087,677)
Number of shares converted		(349,087,677)
Conversion ratio of preferred shares to ordinary share		1
CyrusOne Inc., | Class A
Ordinary shares
Ordinary shares issued (in shares)							64,257,028
Price per share (in USD/share) | $ / shares							$ 1.55625